EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits
Schedule of Employee Benefits

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

Wages, salaries and allowances	12,371	9,680	9,302	1,464
Housing funds (a)	405	331	415	65
Contribution to pension plans (a)	1,718	518	1,493	235
Welfare and other expenses	1,038	972	333	52
Less: employee benefit expenses capitalized into intangible assets-concession right	(137)	(89)	(47)	(7)
Total employee benefits	15,395	11,412	11,496	1,809